Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Abstract]
Summary of Provisions

The balances as of December 31, 2021 are detailed below:

(EUR thousand)	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
At January 1, 2021	1,061	523	1,664	1,136	4,384
Arising during the year	65	23	4,235	139	4,462
Utilized	—	—	(745)	—	(745)
Unused amounts reversed	(65)	—	(4,631)	—	(4,696)
Exchange rate difference	—	45	49	—	94
At December 31, 2021	1,061	591	572	1,275	3,499

Current	—	—	—	—	—
Non-current	1,061	591	572	1,275	3,499

(EUR thousand)	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
At January 1, 2020	1,141	548	1,259	998	3,946
Arising during the year	52	23	772	138	985
Utilized	—	—	(46)	—	(46)
Unused amounts reversed	(134)	—	(258)	—	(392)
Exchange rate difference	2	(48)	(63)	—	(109)
At December 31, 2020	1,061	523	1,664	1,136	4,384

Current	—	—	—	—	—
Non-current	1,061	523	1,664	1,136	4,384